Themes Global Systemically Important Banks ETF
Schedule of Investments
June 30, 2024 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Banking - 82.2%(a)
Agricultural Bank of China Ltd. - Class H	146,661	$62,728
Banco Santander SA - ADR	13,054	60,440
Bank of America Corp.	1,540	61,246
Bank of China Ltd. - Class H	125,874	62,058
Bank of Communications Co. Ltd. - Class H	77,011	60,453
Barclays PLC - ADR	5,762	61,711
BNP Paribas SA - ADR	1,909	61,355
China Construction Bank Corp. - Class H	85,218	62,966
Citigroup, Inc.	1,017	64,539
Credit Agricole SA	4,400	60,033
Deutsche Bank AG	3,909	62,309
HSBC Holdings PLC - ADR	1,392	60,552
Industrial & Commercial Bank of China Ltd. - ADR	5,304	62,640
ING Groep NV - ADR	3,670	62,904
JPMorgan Chase & Co.	310	62,701
Mitsubishi UFJ Financial Group, Inc. - ADR	6,297	68,008
Mizuho Financial Group, Inc. - ADR	15,833	66,974
Royal Bank of Canada	598	63,615
Societe Generale SA - ADR	12,784	60,724
Standard Chartered PLC - ADR	3,239	60,003
Sumitomo Mitsui Financial Group, Inc. - ADR	4,897	65,669
Toronto-Dominion Bank	1,143	62,819
Wells Fargo & Co.	1,045	62,063
		1,438,510

Financial Services - 17.3%
Bank of New York Mellon Corp.	1,035	61,986
Goldman Sachs Group, Inc.	134	60,611
Morgan Stanley	615	59,772
State Street Corp.	851	62,974
UBS Group AG	1,978	58,430
		303,773
TOTAL COMMON STOCKS (Cost $1,654,113)		1,742,283

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%	Shares
First American Treasury Obligations Fund - Class X, 5.21% (b)	2,642	2,642
TOTAL SHORT-TERM INVESTMENTS (Cost $2,642)		2,642

TOTAL INVESTMENTS - 99.7% (Cost $1,656,755)		1,744,925
Other Assets in Excess of Liabilities - 0.3%		4,898
TOTAL NET ASSETS - 100.0%		$1,749,823

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	The rate shown represents the 7-day effective yield as of June 30, 2024.

Summary of Fair Value Disclosure as of June 30, 2024 (Unaudited)

Themes Global Systemically Important Banks ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,742,283	$–	$–	$1,742,283
Money Market Funds	2,642	–	–	2,642
Total Investments	$1,744,925	$–	$–	$1,744,925

Refer to the Schedule of Investments for additional information.